Note 22	12 Months Ended
Dec. 31, 2022
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2022	2021	2020
Deposits	459,114	416,947	415,467
Deposits from central banks	38,323	47,351	45,177
Demand deposits	205	8	163
Time deposits and other	33,534	41,790	38,274
Repurchase agreements	4,584	5,553	6,740
Deposits from credit institutions	26,935	19,834	27,629
Demand deposits	11,434	7,601	7,196
Time deposits and other	11,787	8,599	16,079
Repurchase agreements	3,714	3,634	4,354
Customer deposits	393,856	349,761	342,661
Demand deposits	316,082	293,015	266,250
Time deposits and other	75,516	55,479	75,666
Repurchase agreements	2,259	1,267	746
Debt certificates	55,429	55,763	61,780
Other financial liabilities	14,086	15,183	13,358
Total	528,629	487,893	490,606
The amount recorded in "Deposits from central banks - Time deposits" includes the drawdowns of the TLTRO III facilities of the European Central Bank, mainly by BBVA S.A., amounting to €26,711 million as of December 31, 2022, €38,692 million as of December 31, 2021 and €35,032 million as of December 31, 2020, after the partial repayment made in December 2022 (see Note 7.5).
On April 30, 2020, the European Central Bank modified some of the terms and conditions of the TLTRO III facilities in order to support the continued access of companies and households to bank credit in the face of interruptions and temporary shortages of funds associated with the COVID-19 pandemic. Entities whose eligible net lending exceeded 0% between March 1, 2020 and March 31, 2021 paid an interest rate 0.5% lower than the average rate of the deposit facilities during the period from June 24, 2020 to June 23, 2021.
On December 10, 2020, the European Central Bank extended the support via targeted lending operations (TLTRO), extending by twelve additional months, until June 2022, the period of application of favorable interest rates to credit institutions for which the net variation of their eligible loans, between October 1, 2020 and December 31, 2021, reached a given lending performance threshold. Additionally, the maximum borrowing amount was increased to 55% of the eligible loans (from 50% previously). This meant that the interest rate applicable to the outstanding operations was -1% provided that the lending objectives were met according to the conditions of the European Central Bank.
As of December 31, 2021, the Group fulfilled these lending objectives. Therefore, the recognition of the favorable interest rate associated with the COVID-19 pandemic was recognized for the period from June 24, 2020 to June 23, 2022.
In its monetary policy decision of October 27, 2022, the ECB decided to adjust the interest rates applicable to TLTRO III from November 23, 2022 and offer credit institutions additional voluntary early repayment dates for these operations. In this sense, up to November 23, 2022, outside of special periods, the interest rate applicable to each drawdown is the average rate of the deposit facilities from the beginning of each drawdown until November 23. From November 23, 2022 until the maturity date or early redemption date of the corresponding TLTRO III operation, the interest rate applicable to the remaining TLTRO III operations will be indexed to the average applicable key ECB interest rates over this period. In December 2022, BBVA began the repayment of the TLTRO III program for an amount of €12 billion, corresponding to approximately a third of the total drawn amount.
The positive income generated by the drawdowns of the TLTRO III facilities was recorded under the heading of "Interest and other income – Other income" in the consolidated income statements (see Note 37.1), while the negative remuneration generated by the drawdowns of the TLTRO III facilities are recorded under "Interest expense" in the consolidated income statement.
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
December 2020
Spain	345	1,405	1	1,751
Mexico	689	672	188	1,549
Turkey	8	580	28	617
South America	557	1,484	—	2,041
Rest of Europe	2,842	4,531	4,070	11,444
Rest of the world	2,755	7,406	67	10,228
Total	7,196	16,079	4,354	27,629
(1) Subordinated deposits are included amounting to €24, €14 and €12 million as of December 31, 2022, 2021 and 2020, respectively.
Customer deposits
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
December 2022
Spain	188,803	13,389	2	202,194
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	75,516	2,259	393,856
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
December 2020
Spain	168,690	20,065	2	188,757
Mexico	43,768	10,514	117	54,398
Turkey	17,906	16,707	8	34,621
South America	25,730	11,259	—	36,989
Rest of Europe	8,435	12,373	619	21,427
Rest of the world	1,720	4,748	—	6,468
Total	266,250	75,666	746	342,661
Debt certificates
The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2022	2021	2020
In Euros	35,611	36,289	42,462
Promissory bills and notes	1,079	319	860
Non-convertible bonds and debentures	16,979	15,712	14,538
Covered bonds (1)	7,665	9,930	13,274
Hybrid financial instruments (2)	959	366	355
Securitization bonds	2,501	2,302	2,538
Wholesale funding	139	438	2,331
Subordinated liabilities	6,289	7,221	8,566
Convertible perpetual certificates	3,000	3,500	4,500
Non-convertible preferred stock	—	—	159
Other non-convertible subordinated liabilities	3,289	3,721	3,907
In foreign currencies	19,819	19,475	19,318
Promissory bills and notes	351	579	1,024
Non-convertible bonds and debentures	9,323	7,885	8,691
Covered bonds (1)	114	178	217
Hybrid financial instruments (2)	3,724	2,843	455
Securitization bonds	—	4	4
Wholesale funding	111	412	1,016
Subordinated liabilities	6,196	7,574	7,911
Convertible perpetual certificates	1,876	1,771	1,633
Non- convertible preferred stock	—	—	35
Other non-convertible subordinated liabilities	4,320	5,803	6,243
Total	55,429	55,763	61,780
(1) Including mortgage-covered bonds. In years 2022, 2021 and 2020 there were several maturities of mortgage bonds.
(2) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Subordinated liabilities
The breakdown of this heading in the consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2022	2021	2020
Subordinated deposits	24	14	12
Subordinated certificates	12,485	14,794	16,476
Preferred stock	—	—	194
Compound convertible financial instruments	4,876	5,271	6,133
Other non-convertible subordinated liabilities	7,609	9,523	10,149
Total	12,509	14,808	16,488
The balance variances are mainly due to the following transactions:
Perpetual Contingent Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on March 17, 2017, resolved, under agenda item five, to confer authority on the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the date the resolution was adopted, up to the maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the Annual General Shareholders' Meeting resolved to confer on the Board of Directors authority to totally or partially exclude shareholders' pre-emptive subscription rights within the framework of a specific issue of convertible securities, although this power was limited to ensure the nominal amount of the capital increases resolved or carried to cover the conversion of the mandatory convertible issues in use of this authority (without prejudice to anti-dilution adjustments), with exclusion of pre-emptive subscription rights and of those likewise resolved or carried out with exclusion of pre-emptive subscription rights in use of the authority to increase the share capital conferred under the Annual General Shareholders' Meeting held on March 17, 2017, under agenda item four, do not exceed the maximum nominal amount, overall, of 20% of the share capital of BBVA at the time of the authorization, this limit not being applicable to contingent convertible issues.
Under that delegation, BBVA has made since 2020 the following contingently convertible issuance that qualifies as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013:
–On July 15, 2020, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €1 billion. This issuance is listed in the AIAF Fixed Income Securities Market and was targeted only at professional clients and eligible counterparties, not being offered or sold to any retail clients.
Furthermore, the Annual General Shareholders' Meeting of BBVA held on April 20, 2021, resolved, under agenda item five, to authorize the Board of Directors of BBVA, with sub-delegation powers, to issue convertible securities, whose conversion is contingent and which are intended to meet regulatory requirements for their eligibility as capital instruments (CoCos), in accordance with the solvency regulations applicable from time to time, subject to the legal and statutory provisions that may be applicable at any time. The Board of Directors may make issues on one or several times within the maximum term of five years from the date on which this resolution was adopted, up to the maximum overall amount of €8 billion or its equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a concrete issuance, complying in all cases with the legal requirements and limitations established for this purpose at any given time. Likewise, the authority conferred by the Annual General Meeting of Shareholders held on March 17, 2017 under its agenda item five was repealed in the unused part.
As of the date hereof the Bank has not made use of the authority granted by the BBVA General Shareholders' Meeting held on April 20, 2021.
These perpetual securities issued must be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.
These type of issuances made by the Bank may be fully redeemed at BBVA's option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular, throughout the financial years 2020, 2021 and 2022:
–On February 18, 2020, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on February 18, 2015, for an amount of €1.5 billion on the First Reset Date of the issuance and once the prior consent from the Regulator was obtained.
–On April 14, 2021, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on April 14, 2016, for an amount of €1 billion on the First Reset Date of the issuance and once the prior consent from the Regulator was obtained.
–On May 24, 2022, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on May 24, 2017, for an amount of €500 million on the First Reset Date and once the prior consent from the Regulator was obtained.
Convertible Securities
Subsequently, the Annual General Shareholders' Meeting of BBVA held on March 18, 2022, resolved, under agenda item five, to confer authority on the Board of Directors of BBVA, with sub-delegation powers, to issue securities convertible into new BBVA shares (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCos) referred to in the resolutions adopted by BBVA's Annual General Shareholders' Meeting held on April 20, 2021, under agenda item five), subject to provisions in the law and in BBVA's bylaws that may be applicable at any time, on one or several occasions within the maximum term of five years to be counted as from the date on which the resolution was adopted, up to a maximum total amount of €6 billion, or the equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a specific issuance, complying in all cases with the legal requirements and limitations established for this purpose at any given time.
As of the date hereof the Bank has not made use of the authority granted by the BBVA General Shareholders' Meeting held on March 18, 2022.
Other financial liabilities
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2022	2021	2020
Lease liabilities (1)	1,398	2,560	2,674
Creditors for other financial liabilities	3,589	2,657	2,408
Collection accounts	3,426	3,839	3,275
Creditors for other payment obligations (2)	5,673	6,127	5,000
Total	14,086	15,183	13,358
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).
(2) In 2021, this caption includes the amount committed for the acquisition of own shares under the share buyback program (see Notes 2.2.14 and 4).
A breakdown of the maturity of the lease liabilities, due after December 31, 2022 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	142	260	305	691	1,398